Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company generally issues equity awards to its executive officers on a limited and infrequent basis at regularly scheduled Board meetings, but not in accordance with any fixed schedule. Historically the Company has granted equity awards to existing executive officers annually and to newly-hired or promoted executive upon the commencement of their employment or promotion. The Compensation Committee and the Board do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information in order to impact the value of executive compensation.
During 2024, no stock options or other equity awards were awarded to any named executive officers within four business days preceding or one business day after the filing of any report on Forms 10-K, 10-Q or 8-K that disclosed material nonpublic information.

Award Timing Method
The Company generally issues equity awards to its executive officers on a limited and infrequent basis at regularly scheduled Board meetings, but not in accordance with any fixed schedule. Historically the Company has granted equity awards to existing executive officers annually and to newly-hired or promoted executive upon the commencement of their employment or promotion. The Compensation Committee and the Board do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information in order to impact the value of executive compensation.
During 2024, no stock options or other equity awards were awarded to any named executive officers within four business days preceding or one business day after the filing of any report on Forms 10-K, 10-Q or 8-K that disclosed material nonpublic information.

Award Timing MNPI Considered	false